NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTAL AND TOTAL S.A - 4.00% Debentures Due 2023 (Details) - SunPower - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2015
Related Party Transaction [Line Items]
Interest expense financed by SunPower	$ 12,167,000	$ 19,485,000	$ 17,000,000
Debentures Due 2023
Related Party Transaction [Line Items]
Stated percentage				4.00%
Principal amount				$ 425,000,000.0
Interest expense financed by SunPower	11,300,000	$ 17,000,000.0	$ 17,000,000.0
Debentures Due 2023 | Total
Related Party Transaction [Line Items]
Principal amount				$ 100,000,000.0
Interest expense financed by SunPower	$ 2,700,000